Long Term Bank Loans (Details Textual)		1 Months Ended	12 Months Ended
	Dec. 15, 2016	Sep. 30, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2013 CNY (¥)
Long Term Bank Loans (Textual)
Interest expense, Borrowings			$ 585,158		$ 795,025	$ 1,151,267
Interest expense, Capital securities						469,086
Interest expense, Debt			585,158		$ 795,025	$ 682,181
Beijing REIT Technology Development Co Ltd. [Member]
Long Term Bank Loans (Textual)
Line of credit facility, Maximum borrowing		$ 13,800,000						¥ 96,000,000
Long term debt, description	On December 15, 2016, REIT Changjiang entered into a loan agreement with CACU to borrow $720,000 as working capital for two years with a fixed interest rate of 8% per annum.	The loan bears a variable interest rate based on the prevailing interest rate for a 6-year loan set by the People's Bank of China at the time of borrowing, plus 29 basis points, adjusted every six months.
Construction in progress aggregated carrying value			28,463,526
Repayments of debt | ¥				¥ 20,673,882
Outstanding loan balance			$ 7,411,564				¥ 48,220,976